LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS	12 Months Ended
Dec. 31, 2020
Participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS [Line Items]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS
NOTE 30: LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS
Insurance contract and participating investment contract liabilities are comprised as follows:

	2020			2019
	Gross	Reinsurance[1]	Net	Gross	Reinsurance[1]	Net
	£m	£m	£m	£m	£m	£m
Life insurance (see (1) below):
Insurance contracts	102,424	(820)	101,604	96,812	(715)	96,097
Participating investment contracts	13,041	—	13,041	14,063	—	14,063
	115,465	(820)	114,645	110,875	(715)	110,160
Non-life insurance contracts (see (2) below):
Unearned premiums	330	(14)	316	333	(14)	319
Claims outstanding	265	—	265	241	—	241
	595	(14)	581	574	(14)	560
Total	116,060	(834)	115,226	111,449	(729)	110,720
1Reinsurance balances are reported within assets.
(1)Life insurance
The movement in life insurance contract and participating investment contract liabilities over the year can be analysed as follows:

	Insurance contracts	Participating investment contracts	Gross	Reinsurance	Net
	£m	£m	£m	£m	£m
At 1 January 2019	84,366	13,912	98,278	(716)	97,562
New business	5,684	37	5,721	(45)	5,676
Changes in existing business	6,798	114	6,912	46	6,958
Change in liabilities charged to the income statement (note 10)	12,482	151	12,633	1	12,634
Exchange and other adjustments	(36)	—	(36)	—	(36)
At 31 December 2019	96,812	14,063	110,875	(715)	110,160
New business	3,780	28	3,808	(100)	3,708
Changes in existing business	1,832	(1,050)	782	(5)	777
Change in liabilities charged to the income statement (note 10)	5,612	(1,022)	4,590	(105)	4,485
Exchange and other adjustments	—	—	—	—	—
At 31 December 2020	102,424	13,041	115,465	(820)	114,645
Liabilities for insurance contracts and participating investment contracts can be split into with-profit fund liabilities, accounted for using the PRA’s realistic capital regime (realistic liabilities) and non-profit fund liabilities, accounted for using a prospective actuarial discounted cash flow methodology, as follows:

	2020			2019
	With-profit fund	Non-profit fund	Total	With-profit fund	Non-profit fund	Total
	£m	£m	£m	£m	£m	£m
Insurance contracts	7,824	94,600	102,424	8,018	88,794	96,812
Participating investment contracts	6,475	6,566	13,041	7,222	6,841	14,063
Total	14,299	101,166	115,465	15,240	95,635	110,875
With-profit fund realistic liabilities
(i)Business description
Scottish Widows Limited has the only with-profit funds within the Group. The primary purpose of the conventional and unitised business written in the with-profit funds is to provide a smoothed investment vehicle to policyholders, protecting them against short-term market fluctuations. Payouts may be subject to a guaranteed minimum payout if certain policy conditions are met. With-profit policyholders are entitled to at least 90 per cent of the distributed profits, with the shareholders receiving the balance. The policyholders are also usually insured against death and the policy may carry a guaranteed annuity option at retirement.
(ii)Method of calculation of liabilities
With-profit liabilities are stated at their realistic value, the main components of which are:
–With-profit benefit reserve, the total asset shares for with-profit policies;
–Cost of options and guarantees (including guaranteed annuity options);
–Deductions levied against asset shares;
–Planned enhancements to with-profits benefits reserve; and
–Impact of the smoothing policy.
(iii)Assumptions
Key assumptions used in the calculation of with-profit liabilities, which reflect the impacts of COVID-19 (in particular in relation to persistency and mortality assumptions) that has also increased the level of uncertainty, and the processes for determining these, are:
Investment returns and discount rates
With-profit fund liabilities are valued on a market-consistent basis, achieved by the use of a valuation model which values liabilities on a basis calibrated to tradable market option contracts and other observable market data. The with-profit fund financial options and guarantees are valued using a stochastic simulation model where all assets are assumed to earn, on average, the risk-free yield and all cash flows are discounted using the risk-free yield. The risk-free yield is defined as the spot yield derived from the relevant swap curve, adjusted for credit risk. Further information on significant options and guarantees is given below.
Guaranteed annuity option take-up rates
Certain pension contracts contain guaranteed annuity options that allow the policyholder to take an annuity benefit on retirement at annuity rates that were guaranteed at the outset of the contract. For contracts that contain such options, key assumptions in determining the cost of options are economic conditions in which the option has value, mortality rates and take up rates of other options. The financial impact is dependent on the value of corresponding investments, interest rates and longevity at the time of the claim.
Investment volatility
The calibration of the stochastic simulation model uses implied volatilities of derivatives where possible, or historical volatility where it is not possible to observe meaningful prices.
Mortality
The mortality assumptions, including allowances for improvements in longevity for annuitants, are set with regard to the Group’s actual experience where this is significant, and relevant industry data otherwise.
Lapse rates (persistency)
Lapse rates refer to the rate of policy termination or the rate at which policyholders stop paying regular premiums due under the contract.
Historical persistency experience is analysed using statistical techniques. As experience can vary considerably between different product types and for contracts that have been in-force for different periods, the data is broken down into broadly homogenous groups for the purposes of this analysis.
The most recent experience is considered along with the results of previous analyses and management’s views on future experience, taking into consideration potential changes in future experience that may result from guarantees and options becoming more valuable under adverse market conditions, in order to determine a ‘best estimate’ view of what persistency will be. In determining this best estimate view a number of factors are considered, including the credibility of the results (which will be affected by the volume of data available), any exceptional events that have occurred during the period under consideration, any known or expected trends in underlying data and relevant published market data.
(iv)Options and guarantees within the With-Profit Funds
The most significant options and guarantees provided from within the With-Profit Funds are in respect of guaranteed minimum cash benefits on death, maturity, retirement or certain policy anniversaries, and guaranteed annuity options on retirement for certain pension policies.
For those policies written in Scottish Widows pre-demutualisation containing potentially valuable options and guarantees, under the terms of the Scheme a separate memorandum account was set up, within the With-Profit Fund originally held in Scottish Widows plc and subsequently transferred into Scottish Widows Limited, called the Additional Account which is available, inter alia, to meet any additional costs of providing guaranteed benefits in respect of those policies. The Additional Account had a value at 31 December 2020 of £2.5 billion (2019: £2.6 billion). The eventual cost of providing benefits on policies written both pre and post demutualisation is dependent upon a large number of variables, including future interest rates and equity values, demographic factors, such as mortality, and the proportion of policyholders who seek to exercise their options. The ultimate cost will therefore not be known for many years.
As noted above, the liabilities of the With-Profit Funds are valued using a market-consistent stochastic simulation model which places a value on the options and guarantees which captures both their intrinsic value and their time value.
The most significant economic assumptions included in the model are risk-free yield and investment volatility.
Non-profit fund liabilities
(i)Business description
The Group principally writes the following types of life insurance contracts within its non-profit funds. Shareholder profits on these types of business arise from management fees and other policy charges.
Unit-linked business
This includes unit-linked pensions and unit-linked bonds, the primary purpose of which is to provide an investment vehicle where the policyholder is also insured against death.
Life insurance
The policyholder is insured against death or permanent disability, usually for predetermined amounts. Such business includes whole of life and term assurance and long-term creditor policies.
Annuities
The policyholder is entitled to payments for the duration of their life and is therefore insured against surviving longer than expected.
(ii)Method of calculation of liabilities
The non-profit fund liabilities are determined on the basis of recognised actuarial methods and involve estimating future policy cash flows over the duration of the in-force book of policies, and discounting the cash flows back to the valuation date allowing for probabilities of occurrence.
(iii)Assumptions
Generally, assumptions used to value non-profit fund liabilities are prudent in nature and therefore contain a margin for adverse deviation. This margin for adverse deviation is based on management’s judgement and reflects management’s views on the inherent level of uncertainty. In calculating the value of non-profit fund liabilities, the impacts of COVID-19 that has also increased the level of uncertainty have been considered, in particular in relation to persistency and mortality. The key assumptions used in the measurement of non-profit fund liabilities are:
Interest rates
The rates of interest used are determined by reference to a number of factors including the redemption yields on fixed interest assets at the valuation date.
Margins for risk are allowed for in the assumed interest rates, including reductions made to the available yields to allow for default risk based upon the credit rating of the securities allocated to the insurance liability.
Mortality and morbidity
The mortality and morbidity assumptions, including allowances for improvements in longevity for annuitants, are set with regard to the Group’s actual experience where this provides a reliable basis, and relevant industry data otherwise, and include a margin for adverse deviation.
Lapse rates (persistency)
Lapse rates are allowed for on some non-profit fund contracts. The process for setting these rates is as described for with-profit liabilities, however a prudent scenario is assumed by the inclusion of a margin for adverse deviation within the non-profit fund liabilities.
Maintenance expenses
Allowance is made for future policy costs explicitly. Expenses are determined by reference to an internal analysis of current and expected future costs plus a margin for adverse deviation. Explicit allowance is made for future expense inflation.
Key changes in assumptions
A detailed review of the Group’s assumptions in 2020 resulted in a net loss of £151 million (2019: net gain of £336 million). The following were the key impacts on profit before tax:
–Change in persistency assumptions (£74 million decrease (2019: £67 million decrease)).
–Change in the assumption in respect of current and future mortality and morbidity rates (£52 million increase (2019: £164 million increase)).
–Change in expenses assumptions (£124 million decrease (2019: £208 million increase)).
These amounts include the impacts of movements in liabilities and value of the in-force business in respect of insurance contracts and participating investment contracts.
(iv)Options and guarantees outside the With-Profit Funds
A number of typical guarantees are provided outside the With-Profit Funds such as guaranteed payments on death (for example term assurance) or guaranteed income for life (e.g. annuities). In addition, certain personal pension policyholders in Scottish Widows, for whom reinstatement to their occupational pension scheme was not an option, have been given a guarantee that their pension and other benefits will correspond in value to the benefits of the relevant occupational pension scheme. The key assumptions affecting the ultimate value of the guarantee are future salary growth, gilt yields at retirement, annuitant mortality at retirement, marital status at retirement and future investment returns. There is currently a provision, calculated on a deterministic basis, of £65 million (2019: £64 million) in respect of those guarantees.
(2)Non-life insurance
For non-life insurance contracts, the methodology and assumptions used in relation to determining the bases of the earned premium and claims provisioning levels are derived for each individual underwritten product. Assumptions are intended to be neutral estimates of the most likely or expected outcome. There has been no significant change in the assumptions and methodologies used for setting reserves.
The movements in non-life insurance contract liabilities and reinsurance assets over the year have been as follows:

	2020	2019
	£m	£m
Provisions for unearned premiums
Gross provision at 1 January	333	342
Increase in the year	655	663
Release in the year	(658)	(672)
Change in provision for unearned premiums charged to income statement	(3)	(9)
Gross provision at 31 December	330	333
Reinsurers’ share	(14)	(14)
Net provision at 31 December	316	319
These provisions represent the liability for short-term insurance contracts for which the Group’s obligations are not expired at the year end.

	2020	2019
	£m	£m
Claims outstanding
Gross claims outstanding at 1 January	241	254
Cash paid for claims settled in the year	(294)	(300)
Increase in liabilities charged to the income statement[1]	318	287
	24	(13)
Gross claims outstanding at 31 December	265	241
Reinsurers’ share	—	—
Net claims outstanding at 31 December	265	241
Notified claims	141	128
Incurred but not reported	124	113
Net claims outstanding at 31 December	265	241
1Of which an increase of £362 million (2019: increase of £335 million) was in respect of current year claims and a decrease of £44 million (2019: decrease of £48 million) was in respect of prior year claims.